UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/06

Check here if Amendment |_|; Amendment Number: _____

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Haven Capital Management LLC
Address: 655 Third Avenue
         New York, NY  10017

13F File Number: 28-03715

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen Ely
Title: Managing Director
Phone: 212-953-2322

Signature, Place, and Date of Signing:


         /s/ Stephen Ely                   New York, NY          July/17/2006
-----------------------------------      ----------------   --------------------
            [Signature]                   [City, State]            [Date]


Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number           Name

     28-03715                       Haven Capital Management LLC

     [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  98

Form 13F Information Table Value Total:  $226,363,000.00

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.    Form 13F File Number          Name

       28-03715                      Haven Capital Management LLC

     [Repeat as necessary.]

FORM 13F
REPORTING MANAGER: HAVEN CAPITAL MANAGEMENT

                             TITLE OF                    VALUE     SHARES/   SH/  PUT/  INVSTMT   OTHER         VOTING AUTHORITY
    NAME OF ISSUER            CLASS            CUSIP    (x$1000)   PRN AMT   PRN  CALL  DSCRETN  MANAGERS     SOLE  SHARED   NONE
-----------------------      --------        ---------  --------  ---------  ---  ----  -------  --------    -----  ------ --------
AGILENT TECHNOLOGIES INC     COMMON           00846u101    2,562     81175    SH          SOLE                 0      0       81175
APPLE COMPUTER INC           COMMON            37833100      252      4400    SH          SOLE                 0      0        4400
ABBOTT LABS                  COMMON             2824100    3,612     82820    SH          SOLE                 0      0       82820
AUTO DATA PROCESSING         COMMON            53015103      345      7600    SH          SOLE                 0      0        7600
AMERICAN FUNDS EUROPACIFIC   COMMON           298706409      204      4661    SH          SOLE                 0      0        4661
AFLAC INC                    COMMON             1055102      584     12600    SH          SOLE                 0      0       12600
AMERICAN INTL GROUP INC      COMMON             2687410    3,558     60247    SH          SOLE                 0      0       60247
ANDREW CORP                  COMMON            34425108    1,500    169300    SH          SOLE                 0      0      169300
ASIA PACIFIC FUND            COMMON            44901106      429     22722    SH          SOLE                 0      0       22722
AVERY DENNISON CORP          COMMON            53611109    1,530     26350    SH          SOLE                 0      0       26350
AMERICAN EXPRESS CO          COMMON            25816109      290      5450    SH          SOLE                 0      0        5450
BANK OF AMERICA              COMMON            60505104      466      9694    SH          SOLE                 0      0        9694
BECTON DICKINSON & CO        COMMON            75887109    3,622     59250    SH          SOLE                 0      0       59250
BELLSOUTH CORP               COMMON            79860102    1,924     53157    SH          SOLE                 0      0       53157
BP PLC ADR                   ADR               55622104      993     14268    SH          SOLE                 0      0       14268
BROOKLINE BANCORP            COMMON           11373m107    2,608    189375    SH          SOLE                 0      0      189375
ANHEUSER BUSCH COS INC       COMMON            35229103    2,343     51400    SH          SOLE                 0      0       51400
CATERPILLAR INC              COMMON           149123101      685      9200    SH          SOLE                 0      0        9200
COMCAST CORP                 COMMON            20030N20    2,875     87700    SH          SOLE                 0      0       87700
COSTCO WHOLESALE             COMMON           22160K105    1,947     34075    SH          SOLE                 0      0       34075
CROSS TIMBERS RTY TR         TR UNIT          22757R109      315      7000    SH          SOLE                 0      0        7000
COMPUTER SCIENCES CORP       COMMON           205363104    2,914     60000    SH          SOLE                 0      0       60000
CISCO SYS INC                COMMON            17275R10    4,001    204873    SH          SOLE                 0      0      204873
CHEVRONTEXACO CORP           COMMON           166764100      559      9000    SH          SOLE                 0      0        9000
DIEBOLD INC                  COMMON           253651103    4,034     99315    SH          SOLE                 0      0       99315
DEERE & CO                   COMMON           244199105      200      2400    SH          SOLE                 0      0        2400
DANAHER CORP DEL             COMMON           235851102      577      8974    SH          SOLE                 0      0        8974
DOLLAR TREE STORES           COMMON           256747106    4,057    153080    SH          SOLE                 0      0      153080
DOVER CORP                   COMMON           260003108    2,820     57050    SH          SOLE                 0      0       57050
AMDOCS                       ORD              G02602103    6,753    184500    SH          SOLE                 0      0      184500
DEVON ENERGY CORP NEW        COMMON           25179M103    4,281     70858    SH          SOLE                 0      0       70858
ENGELHARD CORP               COMMON           292845104      312      8000    SH          SOLE                 0      0        8000
E M C CORP MASS              COMMON           268648102    3,683    335770    SH          SOLE                 0      0      335770
EQUITY OFFICE PRODS          COMMON           294741103      577     15803    SH          SOLE                 0      0       15803
FEDEX CORP                   COMMON           31428X106    1,855     15875    SH          SOLE                 0      0       15875
FIRST FINL HLDGS INC         COMMON           320239106      224      7000    SH          SOLE                 0      0        7000
FLORIDA EAST COAST IND       COMMON           340632108    4,295     82075    SH          SOLE                 0      0       82075
FLOUR CORP NEW               COMMON           343412102    7,097     76365    SH          SOLE                 0      0       76365
GENERAL ELEC CO              COMMON           369604103    5,936    180100    SH          SOLE                 0      0      180100
GENZYME CORP                 COMMON           372917104      244      4000    SH          SOLE                 0      0        4000
GENERAL GROWTH PPTYS INC     COMMON           370021107    3,979     88305    SH          SOLE                 0      0       88305
HOME DEPOT INC.              COMMON            43707610    4,415    123355    SH          SOLE                 0      0      123355
HARTE-HANKS                  COMMON           416196103      218      8500    SH          SOLE                 0      0        8500
HARTFORD FINL SVCS GRP       COMMON           416515104    2,896     34230    SH          SOLE                 0      0       34230
HEWLETT PACKARD CO           COMMON           428236103    3,146     99300    SH          SOLE                 0      0       99300
INTL BUSINESS MACHINES       COMMON           459200101    2,557     33284    SH          SOLE                 0      0       33284
INTEL CORP                   COMMON           458140100      438     23035    SH          SOLE                 0      0       23035
INGERSOLL RAND CO            COMMON           G4776G101    4,359    101905    SH          SOLE                 0      0      101905
ILLNOIS TOOL WORKS           COMMOM           452308109    1,127     23720    SH          SOLE                 0      0       23720
JOHNSON & JOHNSON            CLASS A          478160104    3,161     52750    SH          SOLE                 0      0       52750
J P MORGAN CHASE & CO        COMMON           46625H100    2,775     66080    SH          SOLE                 0      0       66080
KIMBERLY CLARK CORP          COMMON           494368103    2,392     38770    SH          SOLE                 0      0       38770
KYOCERA CORP                 COMMON             6499260      233      3000    SH          SOLE                 0      0        3000
COCA COLA COMPANY            COMMON           191216100    4,019     93422    SH          SOLE                 0      0       93422
LEGGETT & PLATT INC          COMMON           524660107    4,706    188395    SH          SOLE                 0      0      188395
LABORATORY CORP AMER HLD     COMMON           50540r409    7,001    112497    SH          SOLE                 0      0      112497
LILLY ELI & CO               COMMON           532457108    1,385     25060    SH          SOLE                 0      0       25060
MASCO CORP                   COMMON           574599106    4,440    149800    SH          SOLE                 0      0      149800
MARSHALL ILSLEY              COMMON           571834100    1,904     41625    SH          SOLE                 0      0       41625
3M CO                        COMMON           88579Y101    2,558     31675    SH          SOLE                 0      0       31675
ALTRIA GROUP INC             COMMON            02209S10      463      6300    SH          SOLE                 0      0        6300
MERCK & CO INC               COMMON           589331107    2,199     60366    SH          SOLE                 0      0       60366
MICROSOFT CORP               COMMON            59491810    4,460    191405    SH          SOLE                 0      0      191405
MURPHY OIL CORP              COMMON           626717102    1,419     25400    SH          SOLE                 0      0       25400
MEADWESTVACO CORP            COMMON           583334107    2,282     81700    SH          SOLE                 0      0       81700
NOBLE ENERGY                 COMMON           655044105    2,610     55700    SH          SOLE                 0      0       55700
NABORS INDUSTRIES LTD        COMMON           G6359F103    2,269     67140    SH          SOLE                 0      0       67140
NATIONAL OILWELL VARCO INC   COMMON           637071101    1,574     24850    SH          SOLE                 0      0       24850
OPTIMARK TECHNOLOGIES        SER B CV PART P  683990204        2     15000    SH          SOLE                 0      0       15000
PEPSICO INC                  COMMON           713448108    1,018     16950    SH          SOLE                 0      0       16950
PFIZER INC                   COMMON           717081103    2,155     91813    SH          SOLE                 0      0       91813
PRINCIPAL FINL GROUP         COMMON           74251V102    3,571     64175    SH          SOLE                 0      0       64175
PROCTOR & GAMBLE CO          COMMON           742718109      239      4300    SH          SOLE                 0      0        4300
PROGRESSIVE CORP             COMMON           743315103      411     16000    SH          SOLE                 0      0       16000
PENTAIR INC                  COMMON           709631105    2,120     62000    SH          SOLE                 0      0       62000
PRAXAIR INC                  COMMON           74005p104    5,712    105770    SH          SOLE                 0      0      105770
ROYAL DUTCH PETE CO          NY REG SHARES    780257804    1,547     23100    SH          SOLE                 0      0       23100
M S EASTERN EUROPE FUND      COMMON           616988101      342     10000    SH          SOLE                 0      0       10000
SCHERING PLOUGH              COMMON           806605101    2,032    106800    SH          SOLE                 0      0      106800
SAUER-DANFOSS INC            COMMON           804137107    5,802    228250    SH          SOLE                 0      0      228250
SONOCO PRODUCTS              COMMON           835495102    2,098     66273    SH          SOLE                 0      0       66273
SOVEREIGN BANCORP            COMMON           845905108    1,551     76360    SH          SOLE                 0      0       76360
ST PAUL COS INC              COMMON           792860108    2,086     46800    SH          SOLE                 0      0       46800
STATE STREET CORP            COMMON           857477103      693     11925    SH          SOLE                 0      0       11925
SYSCO CORP                   COMMON           871829107      327     10700    SH          SOLE                 0      0       10700
AT&T INC                     COMMON           00206R102    2,396     85900    SH          SOLE                 0      0       85900
HANOVER INSURANCE GROUP      COMMON           410867105    2,539     53494    SH          SOLE                 0      0       53494
TIME WARNER                  COMMON           887317105    1,717     99275    SH          SOLE                 0      0       99275
TEXAS INSTRS INC             COMMON           882508104    5,041    166440    SH          SOLE                 0      0      166440
UNITED PARCEL SERVICE IN     CL B             911312106    4,235     51440    SH          SOLE                 0      0       51440
U S BANCORP DEL              COMMON           902973304    3,413    110535    SH          SOLE                 0      0      110535
UNITED TECHNOLOGIES CORP     COMMONG          913017109    2,898     45700    SH          SOLE                 0      0       45700
V F CORP                     COMMON           918204108    2,393     35226    SH          SOLE                 0      0       35226
WEATHERFORD INTL             COMMON           G95089101    2,581     52020    SH          SOLE                 0      0       52020
WEINGARTEN RLTY INVS         SH BEN INT       948741103      421     11000    SH          SOLE                 0      0       11000
WILLIS GROUP HOLDING         COMMON           G96655108    1,570     48900    SH          SOLE                 0      0       48900
WATTS INDS INC               CL A             942749102    2,496     74400    SH          SOLE                 0      0       74400
EXXON MOBIL CORP             COMMON           30231G102      909     14821    SH          SOLE                 0      0       14821
   Report Totals                                         226,363 6,224,418                                                6,224,418